Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Adviser Series
Entity Central Index Key	0001707560
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000228384
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Market Neutral Fund
Class Name	Class A Shares
Trading Symbol	QAMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Market Neutral Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$121	2.36%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	2.36%
AssetsNet	$ 1,531,969,834
Holdings Count | Holding	401
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,531,969,834 Number of Investments401 Portfolio Turnover35%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Securities Sold Short	(82.0%)
Cash Equivalents	9.8%
Collateral on Deposit for Securities Sold Short	83.1%
Common Stocks	87.9%

Top Sectors (% of Total Securities Sold Short)

Value	Value
Utilities	1.4%
Real Estate	3.2%
Materials	4.3%
Energy	4.5%
Communication Services	6.3%
Consumer Staples	7.6%
Industrials	11.4%
Financials	12.4%
Consumer Discretionary	12.8%
Health Care	16.5%
Information Technology	19.6%

Material Fund Change [Text Block]
C000228383
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Market Neutral Fund
Class Name	Institutional Shares
Trading Symbol	QQMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Market Neutral Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$109	2.13%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	2.13%
AssetsNet	$ 1,531,969,834
Holdings Count | Holding	401
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,531,969,834 Number of Investments401 Portfolio Turnover35%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Securities Sold Short	(82.0%)
Cash Equivalents	9.8%
Collateral on Deposit for Securities Sold Short	83.1%
Common Stocks	87.9%

Top Sectors (% of Total Securities Sold Short)

Value	Value
Utilities	1.4%
Real Estate	3.2%
Materials	4.3%
Energy	4.5%
Communication Services	6.3%
Consumer Staples	7.6%
Industrials	11.4%
Financials	12.4%
Consumer Discretionary	12.8%
Health Care	16.5%
Information Technology	19.6%

Material Fund Change [Text Block]